Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt
Short-Term Debt (Table)

			December 31, 2023
	Financing			Short-term debt
Obligor/Applicant	structure	Maturity	Capacity	outstanding

			(in millions)
PLIC	Credit facility	October 2027	$800.0	$—
Total			$800.0	$—

			December 31, 2022
	Financing			Short-term debt
Obligor/Applicant	structure	Maturity	Capacity	outstanding

			(in millions)
PLIC	Credit facility	October 2027	$800.0	$—
Total			$800.0	$—

Long-Term Debt (Table)

	December 31, 2023
	Principal	Net unamortized discount, premium and debt issuance costs	Carrying amount

	(in millions)
Non-recourse mortgages and notes payable	$3.1	$(0.1)	$3.0
Total long-term debt	$3.1	$(0.1)	$3.0

	December 31, 2022
	Principal	Net unamortized discount, premium and debt issuance costs	Carrying amount

	(in millions)
Non-recourse mortgages and notes payable	$67.1	$0.7	$67.8
Total long-term debt	$67.1	$0.7	$67.8

Future Annual Maturities of Long-Term Debt (Table)

As of December 31, 2023, future annual maturities of long-term debt were as follows (in millions):

Year ending December 31:
2024	$0.1
2025	0.1
2026	0.9
2027	0.9
2028	1.0
Thereafter	—
Total future maturities of long-term debt	$3.0